                                    MONEY
                                   MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                               SEMIANNUAL REPORT
                     (Unaudited) and Investment Performance
                        Review for the Six Month Ended
                               February 28, 1998



                                [HERITAGE LOGO]

                                                                  April 13, 1998

Dear Fellow Shareholders:

     It is my pleasure to present the semiannual report for Heritage Cash Trust - Money Market Fund ("the Fund") for the six month period ended February 28, 1998. As of this date, your Fund's seven-day effective yield was 4.97%, an increase in yield of 0.01% since the beginning of the Fund's fiscal year.

     The U.S. economy continues to enjoy one of the longest post-World War II expansions yet. The current expansion has brought with it very low inflation, an uncommon occurrence this late in such a long period of growth. This situation has been dubbed a "Goldilocks" economy - not too hot, not too cold, but just right. While the Federal Reserve Board (the "Fed") remains committed to raising interest rates if necessary to slow growth and fight inflation, the recent economic conditions have allowed them to be neutral on interest rates. The last change in short-term rates was in March 1997. As a result, there has been very little movement in the yields on your Fund's portfolio. We continue to see little need for the Fed to raise rates. In fact, given the historically high real interest rates (nominal yields less the inflation rate), there may be an equally strong argument that the Fed's next move would be to lower rates.

     In the "old business" category, the Securities and Exchange Commission has announced the effective dates for the amendments to its rule that governs money market fund operations. As we have reported previously, these changes will have very little material effect on the way your Fund is managed.

     As we have mentioned before, your Fund maintains a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust - Money Market Fund.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
BANKERS ACCEPTANCES--2.1%(A)
   BANKING--2.1%
        $26,000,000  First Union National Bank, 5.53%............................      05/04/98       $   25,744,391
         12,000,000  First Union National Bank, 5.55%............................      05/04/98           11,881,600
         10,000,000  Wachovia Bank of North Carolina, 5.54%......................      04/29/98            9,909,206
                                                                                                      --------------
                        Total Bankers Acceptances (cost $47,535,197)                                      47,535,197
                                                                                                      --------------

COMMERCIAL PAPER--82.5%(A)
-------------------------
   DOMESTIC--71.4%
     BANKING--5.0%
         25,000,000  Bank of America, FSB, 5.39%.................................      04/13/98           24,839,049
         37,950,000  Bank of America, FSB, 5.65%.................................      03/20/98           37,836,835
         12,000,000  BankAmerica Corporation, 5.50%..............................      05/05/98           11,880,833
          9,500,000  First Union Corporation, 5.37%..............................      08/10/98            9,270,433
         27,400,000  First Union Corporation, 5.40%..............................      05/26/98           27,046,540
                                                                                                      --------------
                                                                                                         110,873,690
                                                                                                      --------------
     BEVERAGES--3.4%
         75,000,000  The Coca-Cola Company, 5.43%................................      04/20/98           74,434,375
                                                                                                      --------------

     CHEMICALS--3.4%
         25,000,000  E.I. du Pont de Nemours & Company, 5.41%....................      04/20/98           24,812,153
         25,000,000  E.I. du Pont de Nemours & Company, 5.41%....................      07/30/98           24,432,701
         19,835,000  E.I. du Pont de Nemours & Company, 5.44%....................      04/09/98           19,718,106
          5,000,000  E.I. du Pont de Nemours & Company, 5.46%....................      04/03/98            4,974,975
                                                                                                      --------------
                                                                                                          73,937,935
                                                                                                      --------------

     COMPUTER/OFFICE EQUIPMENT--0.9%
         20,000,000  Xerox Credit Corporation, 5.41%.............................      04/23/98           19,840,706
                                                                                                      --------------

     CORPORATE FINANCE--13.4%
         14,000,000  Ciesco, L.P., 5.43%.........................................      04/07/98           13,921,868
         25,000,000  Ciesco, L.P., 5.47%.........................................      05/15/98           24,715,104
         36,000,000  Ciesco, L.P., 5.48%.........................................      03/24/98           35,873,960
         15,000,000  Corporate Asset Funding Company, Inc., 5.43%................      05/20/98           14,819,000
         25,000,000  Corporate Asset Funding Company, Inc., 5.45%................      04/22/98           24,803,194
         35,000,000  Corporate Asset Funding Company, Inc., 5.47%................      03/24/98           34,877,685
         10,000,000  General Electric Capital Corporation, 5.37%.................      08/14/98            9,752,384
         15,000,000  General Electric Capital Corporation, 5.43%.................      04/27/98           14,871,038
         50,000,000  General Electric Capital Corporation, 5.43%.................      05/01/98           49,539,958
         13,100,000  Private Export Funding Corporation, 5.36%...................      08/14/98           12,776,528
         40,000,000  Private Export Funding Corporation, 5.42%...................      04/29/98           39,644,689
         13,765,000  Private Export Funding Corporation, 5.68%...................      03/13/98           13,738,938
          8,135,000  Private Export Funding Corporation, 5.69%...................      03/13/98            8,119,571
                                                                                                      --------------
                                                                                                         297,453,917
                                                                                                      --------------

     DRUGS--6.5%
         25,000,000  Abbott Laboratories, 5.45%..................................      03/24/98           24,912,951
         44,000,000  Abbott Laboratories, 5.49%..................................      04/01/98           43,791,990
         75,000,000  Merck & Company, Inc., 5.45%................................      03/13/98           74,863,750
                                                                                                      --------------
                                                                                                         143,568,691
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
     ELECTRONICS--4.7%
        $25,000,000  Emerson Electric Company, 5.42%.............................      03/06/98       $   24,981,181
         50,000,000  Emerson Electric Company, 5.45%.............................      03/12/98           49,916,736
         30,000,000  Motorola, Inc., 5.50%.......................................      03/16/98           29,931,250
                                                                                                      --------------
                                                                                                         104,829,167
                                                                                                      --------------

     FOOD--10.8%
         30,000,000  Campbell Soup Company, 5.41%................................      03/26/98           29,887,292
         31,000,000  Cargill, Inc., 5.47%........................................      03/06/98           30,976,449
         25,000,000  Cargill, Inc., 5.54%........................................      03/06/98           24,980,764
         19,000,000  Cargill, Inc., 5.64%........................................      04/06/98           18,892,840
         13,500,000  H.J. Heinz Company, 5.43%...................................      03/09/98           13,483,710
         34,500,000  H.J. Heinz Company, 5.45%...................................      03/17/98           34,416,432
         12,000,000  H.J. Heinz Company, 5.50%...................................      03/05/98           11,992,667
         75,000,000  Sara Lee Corporation, 5.65%.................................      03/02/98           74,988,229
                                                                                                      --------------
                                                                                                         239,618,383
                                                                                                      --------------

     HOUSEHOLD PRODUCTS--3.2%
         10,000,000  Colgate-Palmolive Company, 5.45%............................      03/05/98            9,993,944
         10,000,000  Colgate-Palmolive Company, 5.47%............................      03/27/98            9,960,494
         27,000,000  The Procter & Gamble Company, 5.38%.........................      06/25/98           26,531,940
         24,000,000  The Procter & Gamble Company, 5.44%.........................      03/23/98           23,920,214
                                                                                                      --------------
                                                                                                          70,406,592
                                                                                                      --------------

     OIL & GAS--6.5%
         35,000,000  Amoco Corporation, 5.39%....................................      07/23/98           34,245,400
         40,000,000  Amoco Corporation, 5.43%....................................      04/24/98           39,674,200
         10,000,000  Chevron UK Investment PLC, 5.38%............................      08/07/98            9,762,382
         10,000,000  Chevron UK Investment PLC, 5.55%............................      03/09/98            9,987,667
         15,000,000  Chevron UK Investment PLC, 5.65%............................      05/15/98           14,823,438
         25,000,000  Chevron UK Investment PLC, 5.67%............................      03/20/98           24,925,188
         10,000,000  Chevron UK Investment PLC, 5.69%............................      03/20/98            9,969,969
                                                                                                      --------------
                                                                                                         143,388,244
                                                                                                      --------------

     RECREATION--2.4%
         53,678,000  The Walt Disney Company, 5.65%..............................      03/02/98           53,669,576
                                                                                                      --------------

     TELEPHONE/UTILITIES--11.2%
         66,000,000  Ameritech Capital Funding Corporation, 5.43%................      05/08/98           65,323,060
          9,000,000  Ameritech Capital Funding Corporation, 5.46%................      03/24/98            8,968,605
         75,000,000  AT&T Corporation, 5.62%.....................................      03/02/98           74,988,293
         14,300,000  BellSouth Capital Funding Corporation, 5.47%................      03/02/98           14,297,827
         30,000,000  BellSouth Telecommunications Inc., 5.42%....................      03/17/98           29,927,733
         10,000,000  BellSouth Telecommunications Inc., 5.46%....................      03/19/98            9,972,700
         20,000,000  BellSouth Telecommunications Inc., 5.46%....................      03/24/98           19,930,232
         25,000,000  SBC Communications Inc., 5.46%..............................      04/03/98           24,874,875
                                                                                                      --------------
                                                                                                         248,283,325
                                                                                                      --------------
                        Total Domestic (cost $1,580,304,601).....................                      1,580,304,601
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
   FOREIGN--11.1%(B)
     AUTO SALES--2.3%
        $50,000,000  Toyota Motor Credit Corporation, 5.54%......................      03/12/98       $   49,915,361
                                                                                                      --------------

     BANKING--4.9%
         28,200,000  Abbey National North America, 5.36%.........................      08/10/98           27,519,815
         30,000,000  Abbey National North America, 5.55%.........................      03/02/98           29,995,375
         16,800,000  Abbey National North America, 5.56%.........................      03/11/98           16,774,053
         35,000,000  Deutsche Bank Financial Inc., 5.41%.........................      04/13/98           34,773,832
                                                                                                      --------------
                                                                                                         109,063,075
                                                                                                      --------------

     CORPORATE FINANCE--3.9%
         12,200,000  Province of British Columbia, 5.38%.........................      05/22/98           12,050,496
         20,000,000  The Canadian Wheat Board, 5.41%.............................      04/22/98           19,843,711
         15,000,000  The Canadian Wheat Board, 5.43%.............................      05/13/98           14,834,838
         40,000,000  The Canadian Wheat Board, 5.65%.............................      03/31/98           39,811,667
                                                                                                      --------------
                                                                                                          86,540,712
                                                                                                      --------------
                        Total Foreign (cost $245,519,148)........................                        245,519,148
                                                                                                      --------------
                        Total Commercial Paper (cost $1,825,823,749).............                      1,825,823,749
                                                                                                      --------------

CORPORATE NOTES--3.4%(A)
----------------------

     BANKING--2.9%
         65,000,000  Wachovia Bank of North Carolina, Bank Note, 5.48%...........      03/20/98           65,000,000
                                                                                                      --------------

     CORPORATE FINANCE--0.5%
                     Capita Equipment Receivables Trust 1997-1, Class A-1,
         10,315,769  5.79%.......................................................      12/15/98           10,315,769
                                                                                                      --------------
                        Total Corporate Notes (cost $75,315,769).................                         75,315,769
                                                                                                      --------------

U.S. GOVERNMENT AGENCIES--9.0%(A)
-----------------------------
         50,000,000  Fannie Mae, 5.36%...........................................      05/21/98           49,397,000
         10,000,000  Fannie Mae, 5.37%...........................................      05/05/98            9,903,042
         15,000,000  Fannie Mae, 5.41%...........................................      04/07/98           14,916,596
         10,000,000  Federal Home Loan Bank, 5.29%...............................      08/07/98            9,766,358
         11,500,000  Federal Home Loan Bank, 5.42%...............................      04/03/98           11,442,864
         28,500,000  Federal Home Loan Bank, 5.42%...............................      04/08/98           28,336,948
         15,000,000  Freddie Mac, 5.37%..........................................      05/08/98           14,847,850
         40,000,000  Freddie Mac, 5.41%..........................................      03/12/98           39,933,878
         20,000,000  Freddie Mac, 5.71%..........................................      03/17/98           20,000,279
                                                                                                      --------------
                     Total U.S. Government Agencies (cost $198,544,815)..........                        198,544,815
                                                                                                      --------------
Total Investment Portfolio excluding repurchase agreement (cost
$2,147,219,530)..................................................................                      2,147,219,530
                                                                                                      --------------

REPURCHASE AGREEMENT--3.7%(A)
---------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated February 27,
1998, @ 5.55% to be repurchased at $81,412,636 on March 2, 1998, collateralized by $62,410,000 United States Treasury Notes, 8.75% due May 15, 2017 (market value
$83,068,928 including interest) (cost $81,375,000)...............................                         81,375,000
                                                                                                      --------------
TOTAL INVESTMENTS (cost $2,228,594,530)(c), 100.7% (a)...........................                      2,228,594,530
OTHER ASSETS AND LIABILITIES, net (0.7%)(a)......................................                        (15,122,843)
                                                                                                      --------------
NET ASSETS, (consisting of paid-in-capital net of accumulated net realized loss
of $268,840) 100.00%.............................................................                     $2,213,471,687
                                                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       CLASS A SHARES
       -------------------
Net asset value, offering and redemption price per share, ($2,213,371,821 divided
by 2,213,640,661 shares outstanding).............................................                              $1.00
                                                                                                      ==============
CLASS B SHARES
------------
Net asset value, offering and redemption price per share, ($2,425 divided by
2,425 shares outstanding)........................................................                              $1.00
                                                                                                      ==============
CLASS C SHARES
------------
Net asset value, offering and redemption price per share, ($97,441 divided by
97,441 shares outstanding).......................................................                              $1.00
                                                                                                      ==============

---------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                $59,282,964

Expenses (Notes 1 and 4):
  Management fee............................................  $4,809,617
  Distribution fee (Class A Shares).........................   1,571,051
  Distribution fee (Class B Shares).........................           1
  Distribution fee (Class C Shares).........................         106
  Shareholder servicing.....................................   1,150,163
  State qualification expenses..............................      97,025
  Custodian/Fund Accounting fees............................      92,426
  Reports to shareholders...................................      72,121
  Federal registration fees.................................      55,240
  Professional fees.........................................      27,540
  Insurance expense.........................................      10,345
  Trustees' fees and expenses...............................       3,362
  Other.....................................................      13,769
                                                              ----------
        Total expenses......................................                  7,902,766
                                                                            -----------
Net investment income resulting from operations.............                $51,380,198
                                                                            ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                                  SIX MONTH
                                                                PERIOD ENDED           FOR THE
                                                              FEBRUARY 28, 1998      YEAR ENDED
                                                                 (UNAUDITED)       AUGUST 31, 1997
                                                              -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................   $   51,380,198      $   88,152,268
  Net realized loss from investment transactions............               --             (28,062)
                                                               --------------      --------------
Net increase in net assets resulting from operations........       51,380,198          88,124,206
Distributions to shareholders from:
  Net investment income Class A Shares, ($.024 and $.047 per
    share, respectively)....................................      (51,376,738)        (88,101,933)
  Net investment income Class B Shares, ($.002 per share)...               (1)                 --
  Net investment income Class C Shares, ($.024 and $.047 per
    share, respectively)....................................           (3,459)            (50,335)
Increase in net assets from Fund share transactions (Note
  2)........................................................      197,464,338         375,093,274
                                                               --------------      --------------
Increase in net assets......................................      197,464,338         375,065,212
Net assets, beginning of period.............................    2,016,007,349       1,640,942,137
                                                               --------------      --------------
Net assets, end of period...................................   $2,213,471,687      $2,016,007,349
                                                               ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                              CLASS A SHARES                         CLASS B SHARES   CLASS C SHARES
                         ---------------------------------------------------------   --------------   ------------
                           FOR THE                                                                      FOR THE
                          SIX MONTH                                                                    SIX MONTH
                            PERIOD                                                      FOR THE          PERIOD
                            ENDED                                                     PERIOD ENDED       ENDED
                         FEBRUARY 28,         FOR THE YEARS ENDED AUGUST 31,          FEBRUARY 28,    FEBRUARY 28,
                             1998       ------------------------------------------       1998++           1998
                         (UNAUDITED)     1997     1996     1995     1994     1993     (UNAUDITED)     (UNAUDITED)
                         ------------   ------   ------   ------   ------   ------   --------------   ------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............     $1.000      $1.000   $1.000   $1.000   $1.000   $1.000       $1.000          $1.000
                            ------      ------   ------   ------   ------   ------       ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (a)(b).............       .024        .047     .048     .050     .029     .025         .002            .024
LESS DISTRIBUTIONS:
  Dividends from net
    investment income
    and net realized
    gains (a)..........      (.024)      (.047)   (.048)   (.050)   (.029)  (.025)        (.002)          (.024)
                            ------      ------   ------   ------   ------   ------       ------          ------
NET ASSET VALUE, END OF
  PERIOD...............     $1.000      $1.000   $1.000   $1.000   $1.000   $1.000       $1.000          $1.000
                            ======      ======   ======   ======   ======   ======       ======          ======
TOTAL RETURN %.........       2.46(d)     4.85     4.89     5.00     2.87     2.48          .23(d)         2.46(d)
RATIOS TO AVERAGE DAILY NET
  ASSETS (%)/SUPPLEMENTAL DATA:
  Operating expenses,
    net (b)............        .75(c)      .76      .78      .79      .79      .78          .75(c)          .75(c)
  Net investment income
    (b)................       4.91(c)     4.74     4.78     5.00     2.87     2.47         4.96(c)         4.91(c)
  Net assets, end of
    period ($
    millions)..........      2,213       2,016    1,641    1,294      982      925           --             .10

                          CLASS C SHARES
                         --------------------

                         FOR THE YEARS ENDED
                              AUGUST 31,
                         --------------------
                           1997       1996+
                         --------    --------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............   $1.000      $1.000
                          ------      ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (a)(b).............     .047        .023
LESS DISTRIBUTIONS:
  Dividends from net
    investment income
    and net realized
    gains (a)..........    (.047)      (.023)
                          ------      ------
NET ASSET VALUE, END OF
  PERIOD...............   $1.000      $1.000
                          ======      ======
TOTAL RETURN %.........     4.85        2.34(d)
RATIOS TO AVERAGE DAILY
  ASSETS (%)/SUPPLEMENT
  Operating expenses,
    net (b)............      .77         .75(c)
  Net investment income
    (b)................     4.72        4.62(c)
  Net assets, end of
    period ($
    millions)..........      .51          --

---------------
  + For the period February 29, 1996 (commencement of Class C Shares) to August
    31, 1996.
 ++ For the period January 2, 1998 (commencement of Class B Shares) to February
    28, 1998.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, and $.001, per share, for the three years ended August 31, 1995, respectively. The operating expense ratios including such items would have been .81%, .81% and .81%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A and C Shares.
(c) Annualized.
(d) Not annualized.

      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares. Class A Shares, B Shares and C Shares may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At February 28, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized.

       Transactions in Class A and C Shares and dollars of the Fund during the six month period ended February 28, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to February 28, 1998 at a constant net asset value of $1.00 per share, were as follows:

                                                                         A SHARES       B SHARES     C SHARES
                                                                         --------       --------    ----------
        FOR THE PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)
        ------------------------------------------------------------
        Shares sold.................................................   4,947,220,498     2,425         508,299
        Shares issued on reinvestment of distributions..............      52,425,716        --           5,569
        Shares redeemed.............................................  (4,801,776,288)       --        (921,881)
                                                                      --------------     -----      ----------
          Net increase (decrease)...................................     197,869,926     2,425        (408,013)
        Shares outstanding:
          Beginning of period.......................................   2,015,770,735        --         505,454
                                                                      --------------     -----      ----------
          End of period.............................................   2,213,640,661     2,425          97,441
                                                                      ==============     =====      ==========

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Transactions in Class A and C Shares and dollars of the Fund during the year ended August 31, 1997 at a constant net asset value of $1.00 per share, were as follows.

                                                                         A SHARES        C SHARES
                                                                      --------------    ----------

        FOR THE YEAR ENDED AUGUST 31, 1997
        ------------------------------------------------------------
        Shares sold.................................................   8,170,400,844     3,602,752
        Shares issued on reinvestment of distributions..............      85,579,732        48,452
        Shares redeemed.............................................  (7,881,206,649)   (3,331,857)
                                                                      --------------    ----------
        Net increase................................................     374,773,927       319,347
        Shares outstanding:
          Beginning of year.........................................   1,640,996,808       186,107
                                                                      --------------    ----------
          End of year...............................................   2,015,770,735       505,454
                                                                      ==============    ==========

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the period ended February 28, 1998, purchases and maturities of short-term investment securities, excluding repurchase agreements, aggregated $30,611,579,817 and $30,309,202,650, respectively. Purchases and maturities of U.S. Government obligations aggregated $357,036,252 and $484,677,000 respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of February 28, 1998 was $783,870. Pursuant to the Prospectus dated January 2, 1998, the Manager voluntarily agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .75% of the average daily net assets attributable to that class for the fiscal year ending August 31, 1998.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of February 28, 1998 was $405,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $19,730 during the period, of which $6,200 was payable as of February 28, 1998.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $17 in contingent deferred sales charges for Class C Shares for the six month period ended February 28, 1998.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 1998 was $253,602. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1997, the Fund has net tax basis capital loss carryforwards of $9,682, $6,037, $235,118 and $33,722 which may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004 and 2005, respectively.

HERITAGE CASH TRUST-MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           -   HERITAGE CASH TRUST
                    MUNICIPAL MONEY MARKET FUND
           -   HERITAGE CAPITAL APPRECIATION TRUST
           -   HERITAGE INCOME-GROWTH TRUST
           -   HERITAGE INCOME TRUST
                    INTERMEDIATE GOVERNMENT FUND
                    HIGH YIELD BOND FUND
           -   HERITAGE SERIES TRUST
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP GROWTH FUND
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND
           -   HERITAGE U.S. GOVERNMENT INCOME FUND
                    (A CLOSED-END FUND THAT TRADES ON THE
                      NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

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Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


Address Change Requested

HERITAGE FAMILY OF FUNDS [TM]

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap
Small Cap
International

This report is for the information of shareholders of Heritage Cash Trust - Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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